Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 77	$ 43	$ 306
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	26	18	76
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	23	0	135
Colombia [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	0	10	2
Caribbean TCL [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	14
United Kingdom [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	10	5	39
Puerto Rico [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		0	20
Croatia [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		0	13
Panama [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		0	12
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 4	$ 10	$ 9